Description of Business and Summary of Significant Accounting Policies- Additional Information (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($) item segment $ / shares	Mar. 31, 2020	Dec. 31, 2020 USD ($) item customer segment $ / shares	Dec. 31, 2019 USD ($) item customer $ / shares	Dec. 31, 2018 USD ($)
Summary of Significant Accounting Policies [Line Items]
Number of operating segments | segment	1		1
Common stock, par value | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001
Concentration percentage	100.00%	100.00%	100.00%	100.00%	100.00%
Cash and cash equivalents	$ 155,205,000		$ 204,648,000	$ 60,004,000
Cash, cash equivalents and short-term investments	383,600,000		350,300,000
Available borrowing capacity			25,000,000.0
Cash equivalents			129,400,000	44,700,000
Short-term investments			145,600,000	2,200,000
Net change in inventory reserves			(700,000)	(1,800,000)	$ 1,200,000
Asset Impairment Charges			$ 0
Standard product warranty term			1 year
Extended service-type warranty term			2 years
Commission expenses			$ 700,000	500,000	500,000
Advertising cost			1,400,000	2,300,000	$ 1,700,000
Liabilities for loss contingencies			$ 0	$ 0
Minimum | Buildings
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets			15 years
Minimum | Building improvements
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets			7 years
Minimum | Machinery and equipment
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets			3 years
Minimum | Furniture and fixtures
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets			3 years
Minimum | Vehicles
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets			3 years
Minimum | Software
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets			3 years
Maximum | Buildings
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets			30 years
Maximum | Building improvements
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets			15 years
Maximum | Leasehold improvements
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets			5 years
Maximum | Machinery and equipment
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets			5 years
Maximum | Furniture and fixtures
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets			5 years
Maximum | Vehicles
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets			5 years
Maximum | Software
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets			5 years
Revolving Credit Facility | Line of Credit | 2020 Revolving Line
Summary of Significant Accounting Policies [Line Items]
Available borrowing capacity	$ 25,000,000.0
Accounts receivable | One Customer
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Number of Customers | item	2		3
Concentration percentage	10.00%		10.00%
Accounts receivable | One Customer | VELODYNE LIDAR, INC AND SUBSIDIARIES
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Number of Customers | item			3	3
Concentration percentage			10.00%	10.00%
Accounts receivable | Two customers
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Number of Customers	2		2
Accounts receivable | Customer Concentration Risk | Two customers
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	45.00%		47.00%
Accounts payable | One Vendor
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Number of Customers	2		3	1
Concentration percentage	10.00%		10.00%
Accounts payable | One Vendor | VELODYNE LIDAR, INC AND SUBSIDIARIES
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Number of Customers | item			3	2
Concentration percentage			10.00%	10.00%
Accounts payable | Supplier Concentration Risk | One Vendor
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	32.00%		34.00%	36.00%